Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Property, Plant and Equipment

	Right-of-use asset	Leasehold improvements	Other Equipment	Motor Vehicles	Furniture	Total
Cost
As at January 1, 2021	$68,647	$171,009	$3,447	$41,389	$8,609	$293,101
Additions	-	-	-	180,067	672	180,739
Disposals	-	-	-	(65,016)	-	(65,016)
Currency translation adjustment	(15,504)	(32,559)	(1,345)	(16,075)	404	(65,079)
As at December 31, 2021	53,143	138,450	2,102	140,365	9,685	343,745
Additions	-	42,699	289,640	332,528	32,061	696,928
Disposals	-	-	-	(64,588)	-	(64,588)
Currency translation adjustment	(5,293)	(2,890)	(31,002)	(37,147)	(2,147)	(78,479)
Impact of hyperinflation	2,599	8,103	72,597	87,626	5,318	176,242
As at December 31, 2022	$50,449	$186,362	$333,337	$458,784	$44,917	$1,073,848

Accumulated depreciation
As at January 1, 2021	$28,838	$102,754	$1,632	$30,413	$1,207	$164,844
Depreciation	6,920	12,355	290	10,964	1,238	31,767
As at December 31, 2021	35,758	115,109	1,922	41,377	2,445	196,611
Depreciation	4,549	12,324	47,423	74,622	6,117	145,035
Impact of hyperinflation	(140)	(438)	(3,923)	(4,735)	(288)	(9,524)
As at December 31, 2022	$40,167	$126,995	$45,422	$111,264	$8,274	$332,122

Net Book Value
As at January 1, 2021	$39,809	$68,255	$1,815	$10,976	$7,402	$128,257
As at December 31, 2021	$17,385	$23,341	$180	$98,988	$7,240	$147,134
As at December 31, 2022	$10,282	$59,367	$287,915	$347,520	$36,643	$741,727